UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West MFS International Value Fund (Initial Class and Class L)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2013

Sector	Percentage of Fund Investments
Basic Materials	2.66%
Communications	15.33%
Consumer, Cyclical	5.26%
Consumer, Non-cyclical	33.57%
Energy	4.29%
Financial	17.78%
Industrial	7.82%
Technology	8.07%
Utilities	0.00%
Short Term Investments	5.22%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/13)	Ending Account Value (6/28/13)	Expenses Paid During Period (1/01/13 – 6/28/13)
Initial Class
Actual	$1,000.00	$978.00	$5.34*

Hypothetical (5% return before expenses)	$1,000.00	$1,019.12	$5.45*

Class L
Actual	$1,000.00	$1,125.10	$2.44**

Hypothetical (5% return before expenses)	$1,000.00	$1,017.72	$6.86***

*Expenses are equal to the Fund’s annualized expense ratio of 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.

**Expenses are equal to the Fund’s annualized expense ratio of 1.39% for the Class L shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the investment period.

***Expenses are equal to the Fund’s annualized expense ratio of 1.39% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 2.70%
25,803	Brenntag AG (a)	$3,921,845
5,450	Givaudan SA (a)	7,022,733
105,706	Symrise AG (a)	4,278,413

		15,222,991

Communications — 15.55%
944,000	China Unicom Hong Kong Ltd (a)	1,242,211
234,620	Deutsche Telekom AG (a)	2,733,438
2,640	Fuji Media Holdings Inc (a)	5,307,091
493,200	KDDI Corp (a)	25,682,627
184,550	Koninklijke KPN NV (a)	382,902
267,600	Nippon Television Holdings Inc (a)	4,889,551
1,342,411	Nokia OYJ (a)(b)(c)	5,004,399
4,039	NTT DOCOMO Inc (a)	6,283,493
314,210	Pearson PLC (a)	5,583,266
629,604	TDC A/S	5,102,670
5,541,074	Telecom Italia SpA (a)	3,089,178
907,141	Telefonaktiebolaget LM Ericsson Class B (a)	10,286,824
153,499	UBM PLC (a)	1,530,159
3,669,281	Vodafone Group PLC (a)	10,512,238

		87,630,047

Consumer, Cyclical — 5.34%
903,450	Compass Group PLC (a)	11,537,104
1,877,483	Esprit Holdings Ltd (a)	2,766,700
79	Hyundai Department Store Co Ltd (a)	10,338
126	Hyundai Mobis (a)	29,997
93,600	Lawson Inc (a)	7,142,552
23,500	Nintendo Co Ltd (a)	2,766,865
33,400	Sankyo Co Ltd (a)	1,578,266
33,480	USS Co Ltd (a)	4,244,424

		30,076,246

Consumer, Non-cyclical — 31.91%
107,994	Bayer AG (a)	11,498,127
259,934	Brambles Ltd (a)	2,214,156
216,753	British American Tobacco PLC (a)	11,115,585
396,434	Bunzl PLC (a)	7,726,098
276,693	Danone SA (a)	20,826,124
717,060	GlaxoSmithKline PLC (a)	17,918,466
178,974	Heineken NV (a)	11,391,917
62,400	Ito En Ltd (a)(c)	1,444,472
390,600	Japan Tobacco Inc (a)	13,787,224
495,700	Kao Corp (a)	16,874,388
74,300	Kobayashi Pharmaceutical Co Ltd (a)	3,915,658
83,500	Kose Corp (a)	2,310,352
399	KT&G Corp	25,923
216,502	Nestle SA (a)	14,206,948
69,000	Nihon Kohden Corp (a)	2,634,884
133,010	Novartis AG (a)	9,421,171
176,347	Reckitt Benckiser Group PLC (a)	12,471,562
64,101	Roche Holding AG (a)	15,909,698

Shares		Value

Consumer, Non-cyclical — (continued)
93,800	Santen Pharmaceutical Co Ltd (a)	$4,059,176

		179,751,929

Energy — 4.35%
1,261,382	BP PLC (a)	8,753,014
725,346	Cairn Energy PLC (a)(b)	2,790,325
406,054	Royal Dutch Shell PLC Class A (a)	12,967,983

		24,511,322

Financial — 17.73%
267,522	Amlin PLC (a)	1,599,991
5,028,690	Bank of Ireland (a)(b)	1,025,440
272,783	Catlin Group Ltd (a)	2,072,128
301,000	Chiba Bank Ltd (a)	2,053,700
426,954	Commerzbank AG	3,694,969
207	Credit Suisse Group AG Sponsored ADR	5,477
483,000	Daiwa Securities Group Inc (a)	4,045,088
167,060	Delta Lloyd NV (a)	3,347,869
305,609	Deutsche Wohnen AG (a)	5,180,818
438,197	DNB ASA (a)	6,356,774
600	Dongbu Insurance Co Ltd (a)	25,303
19,022	Euler Hermes SA	1,917,650
108,994	GSW Immobilien AG (a)(c)	4,211,783
296,000	Hachijuni Bank Ltd (a)	1,727,042
1,308,268	HSBC Holdings PLC (a)	13,541,479
201,248	IG Group Holdings PLC (a)	1,775,664
509,937	ING Groep NV (a)(b)	4,660,335
178,782	Jardine Lloyd Thompson Group PLC (a)	2,475,007
425,000	Joyo Bank Ltd (a)	2,321,119
71,404	Julius Baer Group Ltd (a)	2,786,784
29,518	Jyske Bank A/S (a)(b)	1,110,289
442,800	North Pacific Bank Ltd (a)	1,627,864
5,900	PDG Realty SA Empreendimentos e Participacoes (b)	5,500
674	Shinhan Financial Group Co Ltd (a)	22,099
275,200	Sony Financial Holdings Inc (a)	4,332,904
142,500	Sumitomo Mitsui Financial Group Inc (a)	6,522,660
83,169	Swiss Re AG (a)	6,187,849
48,102	Sydbank A/S (a)(b)	956,330
277,200	TAG Immobilien AG (a)	3,021,271
839,305	UniCredit SpA (a)	3,923,635
157,955	Unione di Banche Italiane SCPA (a)	571,217
26,090	Zurich Insurance Group AG (a)	6,762,767

		99,868,805

Industrial — 7.93%
1,465,884	Cobham PLC (a)	5,842,358
16,407	Geberit AG (a)	4,064,402
88,400	Glory Ltd (a)	2,074,001
497,311	Halma PLC (a)	3,803,962
32,900	Hirose Electric Co Ltd (a)	4,333,265

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Industrial — (continued)
184	Hyundai Mipo Dockyard (a)	$20,108
147,645	Legrand SA (a)	6,845,558
16,698	Schindler Holding AG (a)	2,323,330
100,080	Spectris PLC (a)	2,901,211
1,000	TPK Holding Co Ltd (a)(b)	15,908
15,000	Unimicron Technology Corp (a)	14,285
278,000	Venture Corp Ltd (a)	1,591,781
514,800	Yamato Holdings Co Ltd (a)	10,841,816

		44,671,985

Technology — 8.18%
302,017	Amadeus IT Holding SA Class A (a)	9,666,055
46,146	ASM International NV (a)	1,558,897
200,900	Canon Inc (a)	6,584,153
310,683	Computershare Ltd (a)	2,912,982
76,070	Neopost SA (a)(c)	5,036,699
252,900	Nomura Research Institute Ltd (a)	8,213,317
16,430	Obic Co Ltd (a)	4,297,684
32	Samsung Electronics Co Ltd (a)	37,402
424,980	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	7,785,634
12,700	Wistron Corp (a)	12,805

		46,105,628

Utilities — 0.00%
500	Cia de Saneamento de Minas Gerais	8,107

TOTAL COMMON STOCK — 93.69% (Cost $445,603,522)		$527,847,060

PREFERRED STOCK
Consumer, Non-cyclical — 2.16%
129,540	Henkel AG & Co KGaA (a)	12,165,004

TOTAL PREFERRED STOCK — 2.16% (Cost $8,565,651)		$12,165,004

Contract Value

PURCHASED OPTIONS
4,828,662,031	Japanese Yen Put, strike price 102.50 JPY, expiration April 2014	1,541,502

Contract Value

Purchased Options — (continued)
471,033,920	Japanese Yen Put, strike price 98.50 JPY, expiration January 2014	211,584

		1,753,086

TOTAL PURCHASED OPTIONS — 0.31% (Cost $837,845)		$1,753,086

Principal Amount		Value

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.40%
$ 10,000,000	Federal Home Loan Bank
	0.02%, 07/01/2013	$9,999,989
9,153,000	Federal Home Loan Mortgage Corp
	0.00%(d), 07/01/2013	9,152,999

		19,152,988

Reverse Repurchase Agreements — 1.90%
2,543,739	Undivided interest of 10.38% in a repurchase agreement (principal amount/value $24,685,458 with a maturity value of $24,685,746) with RBC Capital Markets Corp, 0.14%, dated 6/28/13 to be repurchased at $2,543,739 on 7/1/13 collateralized by various U.S. Government Agency Securities, 3.50% - 4.00%, 1/1/42 - 12/1/42, with a value of $25,179,167. (e)	2,543,739

535,513	Undivided interest of 4.18% in a repurchase agreement (principal amount/value $12,850,438 with a maturity value of $12,850,556) with JP Morgan Securities, 0.11%, dated 6/28/13 to be repurchased at $535,513 on 7/1/13 collateralized by U.S. Treasury Securities, 0.63% - 3.88%, 1/15/25 - 2/15/43, with a value of $13,107,777. (e)	535,513

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
2,543,740	Undivided interest of 5.19% in a repurchase agreement (principal amount/value $49,062,924 with a maturity value of $49,063,537) with BNP Paribas Securities Corp, 0.15%, dated 6/28/13 to be repurchased at $2,543,740 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.45% - 5.38%, 3/15/16 - 2/13/17, with a value of $50,044,241. (e)		2,543,740

$ 2,543,740	Undivided interest of 5.25% in a repurchase agreement (principal amount/value $48,497,967 with a maturity value of $48,498,573) with HSBC Securities (USA) Inc, 0.15%, dated 6/28/13 to be repurchased at $2,543,740 on 7/1/13 collateralized by Federal Home Loan Mortgage Corp Securities, 2.50% - 7.00%, 5/1/22 - 5/1/43, with a value of $49,467,956. (e)	$	2,543,740

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$ 2,543,740	Undivided interest of 9.33% in a repurchase agreement (principal amount/value $27,443,360 with a maturity value of $27,443,680) with Citigroup Global Markets Inc, 0.14%, dated 6/28/13 to be repurchased at $2,543,740 on 7/1/13 collateralized by various U.S. Government Agency Securities, 2.17% - 5.50%, 12/1/17 - 6/1/43, with a value of $27,992,227. (e)	$2,543,740

		10,710,472

TOTAL SHORT TERM INVESTMENTS — 5.30% (Cost $29,863,460)		$29,863,460

TOTAL INVESTMENTS — 101.46% (Cost $484,870,478)		$571,628,610

OTHER ASSETS & LIABILITIES, NET — (1.46)%		$(8,247,999)

TOTAL NET ASSETS — 100.00%		$563,380,611

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	A portion or all of the security is on loan at June 28, 2013.
(d)	The security’s yield to maturity was less than 0.01%.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt

Currency Abbreviations:

JPY	Japanese Yen

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Summary of Investments by Country as of June 28, 2013.

Country	Value	Percentage of Fund Investments

Australia	$5,127,138	0.90%
Bermuda	2,072,128	0.36
Brazil	13,607	0.00
Denmark	7,169,289	1.25
Finland	5,004,399	0.88
France	34,626,031	6.06
Germany	50,705,668	8.87
Hong Kong	4,008,911	0.70
Ireland	1,025,440	0.18
Italy	7,584,030	1.33
Japan	161,895,636	28.32
Netherlands	34,309,903	6.00
Norway	6,356,774	1.11
Singapore	1,591,781	0.28
South Korea	171,170	0.03
Spain	9,666,055	1.69
Sweden	10,286,824	1.80
Switzerland	68,691,159	12.02
Taiwan	7,828,632	1.37
United Kingdom	121,877,489	21.32
United States	31,616,546	5.53

Total	$571,628,610	100.00%

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

Great-West MFS International Value Fund

ASSETS:
Investments in securities, fair value (including $10,195,321 of securities on loan)(a)	$560,918,138
Reverse repurchase agreements, fair value(b)	10,710,472
Cash	114,810
Cash denominated in foreign currencies(c)	689,744
Dividends and interest receivable	1,990,819
Subscriptions receivable	172,336
Receivable for investments sold	238,277

Total Assets	574,834,596

LIABILITIES:
Payable to investment adviser	441,145
Payable upon return of securities loaned	10,710,472
Redemptions payable	302,361
Payable for distribution fees	7

Total Liabilities	11,453,985

NET ASSETS	$563,380,611

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,644,974
Paid-in capital in excess of par	506,173,000
Net unrealized appreciation on investments and foreign currency translations	86,750,985
Undistributed net investment income	7,722,331
Accumulated net realized loss on investments and foreign currency transactions	(42,910,679)

TOTAL NET ASSETS	$563,380,611

TOTAL NET ASSETS BY CLASS
Initial Class	$563,327,819

Class L	$52,792

CAPITAL STOCK:
Authorized
Initial Class	110,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	56,444,348
Class L	5,399

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$9.98

Class L	$9.78

(a) Cost of investments	$474,160,006
(b) Cost of reverse repurchase agreements	$10,710,472
(c) Cost of cash denominated in foreign currencies	$697,071

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

Great-West MFS International Value Fund

INVESTMENT INCOME:
Interest	$1,566
Income from securities lending	227,045
Dividends	11,549,476
Foreign withholding tax	(1,251,793)

Total Income	10,526,294

EXPENSES:
Management fees	2,723,442
Audit fees	14,892
Bank and custodian fees	117,948
Distribution fees - Class L	18
Investment administration fees	90,617
Other	67,338

Total Expenses	3,014,255

Less amount reimbursed by investment adviser	8,702
Less amount amount waived by distributor – Class L	5

Net Expenses	3,005,548

NET INVESTMENT INCOME	7,520,746

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	21,987,923
Net change in unrealized appreciation on investments and foreign currency translations	38,090,171

Net Realized and Unrealized Gain on Investments and Foreign Currency	60,078,094

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$67,598,840

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West MFS International Value Fund

OPERATIONS:
Net investment income	$7,520,746	$4,357,780
Net realized gain on investments	21,987,923	4,385,072
Net change in unrealized appreciation on investments	38,090,171	35,942,306

Net Increase in Net Assets Resulting from Operations	67,598,840	44,685,158

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(3,953,671)

Total Distributions	0	(3,953,671)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	109,301,979	286,231,546
Class L	11,862	N/A
Shares issued in reinvestment of distributions	–	3,953,671
Shares issued in connection with fund acquisition
Initial Class	15,791,432	N/A
Class L	41,871	N/A
Shares redeemed		(69,533,726)
Initial Class	(117,289,893)	N/A
Class L	–	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	7,857,251	220,651,491

Total Increase in Net Assets	75,456,091	261,382,978

NET ASSETS:
Beginning of period	487,924,520	226,541,542

End of period (a)	$563,380,611	$487,924,520

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	11,667,220	33,205,352
Class L	1,215	N/A
Shares issued in reinvestment of distributions	–	445,804
Shares issued in connection with fund acquisition
Initial Class	1,547,283	N/A
Class L	4,184	N/A
Shares redeemed		(8,322,782)
Initial Class	(11,775,143)	N/A
Class L	–	N/A

Net Increase	1,444,759	25,328,374

(a) Including undistibuted net investment income	$7,722,331	$201,585

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	2008
Great-West MFS International Value Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$8.87		$7.63		$7.91	$7.35	$5.62	$13.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	(a)	0.13	(a)	0.13	0.12	0.03	0.27
Net realized and unrealized gain (loss)	0.98		1.18		(0.28)	0.56	1.76	(7.39)

Total From Investment Operations	1.11		1.31		(0.15)	0.68	1.79	(7.12)

LESS DISTRIBUTIONS:
From net investment income	–		(0.07)		(0.13)	(0.12)	(0.06)	(0.17)
From net realized gains	–		–		–	–	–	(0.53)

Total Distributions	0.00		(0.07)		(0.13)	(0.12)	(0.06)	(0.70)

NET ASSET VALUE, END OF PERIOD	$9.98		$8.87		$7.63	$7.91	$7.35	$5.62

TOTAL RETURN(b)	12.51	(c)	17.20%		(1.87%)	9.21%	31.67%	(53.75%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$563,328		$487,925		$226,542	$261,393	$248,028	$202,650
Ratio of expenses to average net assets
Before reimbursement	1.11%	(d)	1.15%		1.17%	1.18%	1.18%	1.15%
After reimbursement	1.11%	(d)	1.14%		1.16%	1.17%	1.18%	1.13%
Ratio of net investment income to average net assets
Before reimbursement	2.76%	(d)	1.51%		1.99%	1.55%	2.16%	2.62%
After reimbursement	2.76%	(d)	1.52%		1.99%	1.56%	2.17%	2.64%
Portfolio turnover rate(e)	17%	(c)	20%		23%	32%	163%	47%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.
(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 28, 2013 (Unaudited) (a)
Great-West MFS International Value Fund – Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)
Net realized and unrealized (loss)	(0.27)

Total From Investment Operations	(0.22)

LESS DISTRIBUTIONS:
From net investment income	–

Total Distributions	0.00

NET ASSET VALUE, END OF PERIOD	$9.78

TOTAL RETURN(c) (g)	(2.20)%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$53
Ratio of expenses to average net assets
Before waiver	109.57%	(e)
After waiver	1.33%	(e)
Ratio of net investment (loss) to average net assets
Before waiver	(105.44)%	(e)
After waiver	2.80%	(e)
Portfolio turnover rate(f)	17%	(d)

(a)	Class L inception date was April 29, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West MFS International Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined at a time that corresponds to the closing of the New York Stock Exchange.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are

Semi-Annual Report - June 28, 2013

implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Derivative Investments:
Purchased Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. For this Fund, Level 2 securities include certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Foreign Common Stock	$18,545,930	$509,301,130	$—	$527,847,060
Preferred Stock	—	12,165,004	—	12,165,004
Derivative Investments:
Purchased Options	—	1,753,086	—	1,753,086
Short Term Investments (a)	—	29,863,460	—	29,863,460

Total Investments	$18,545,930	$553,082,680	$0	$571,628,610

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Semi-Annual Report - June 28, 2013

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of June 28, 2013, the following transfers were recognized between valuation levels.

Investments	Fair Value of Transfer	Reason for Transfer

Consumer, Non-cyclical	$20,826,124	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.
Communications	$5,102,670	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a foreign fair value price.
Financial	$1,917,650	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a foreign fair value price.
Financial	$3,021,271	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Semi-Annual Report - June 28, 2013

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including purchased options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Foreign Exchange Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The

Semi-Annual Report - June 28, 2013

longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

Equity Risk - The change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Purchased Options

As part of its investment strategy the Fund purchases options. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When options expire, are exercised or are closed, the realized gain or loss is included in the Statement of Operations.

The Fund purchased call or put options for a premium. Purchased call or put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. Purchased call options are used to reduce exposure to an anticipated increase in the dollar cost of securities or currency to be acquired, or to increase the Fund’s exposure to an underlying instrument. Purchased put options are used to reduce exposure to an anticipated decline in the value of Fund securities or currency. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform. The Fund held an average notional value of 3,632,359,894 Japanese Yen on options for the reporting period.

Valuation of derivative instruments as of June 28, 2013 is as follows:

	Asset Derivatives

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

Foreign exchange contracts (purchased options)	Investments in securities, fair value	$1,753,086

The effect of derivative instruments for the period ended June 28, 2013 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss

Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value
Foreign exchange contracts (purchased options)	Net realized gain on investments and foreign currency transactions	$1,807,817	Net change in unrealized appreciation on investments and foreign currency translations	$329,302

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Fund. However, the Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees, of 1.20% of the average daily net assets of the Fund. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Massachusetts Financial Services Company. The Fund is not responsible for payment of the sub-advisory fees.

Semi-Annual Report - June 28, 2013

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as Directors was $137,900 for the period ended June 28, 2013.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $91,061,034 and $95,053,565, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities. The cost of purchases and proceeds from sales amounts listed above were reduced by $12,981,480 and $15,376,053, respectively to account for the transactions that relate to the Fund’s acquisition.

5. UNREALIZED APPRECIATION (DEPRECIATION)

At June 28, 2013, the U.S. Federal income tax cost basis was $487,671,852. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $96,349,207 and gross depreciation of securities in which there was an excess of tax cost over value of $12,392,449 resulting in net appreciation of $83,956,758.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2013 the Fund had securities on loan valued at $10,195,321 and received collateral of $10,710,472 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. FUND ACQUISITION

On April 30, 2013, the Fund acquired all the net assets of the Great-West Invesco ADR Fund (Target Fund) pursuant to an agreement and plan of reorganization approved by the Board of Directors. The purpose of this transaction was to combine two funds with comparable objectives and strategies. The acquisition was accomplished by a tax-free exchange as detailed in the following table.

Great-West MFS International Value Fund		Great-West Invesco ADR Fund (Target Fund)
Shares Issued	Net Assets	Shares Exchanged	Net Assets Exchanged	Combined Net Assets Immediately following the Reorganization

1,415,941	$ 58,543,657	1,551,467	$15,833,303	$74,376,960

Semi-Annual Report - June 28, 2013

For financial statement purposes, assets received and shares issued by the Fund were recorded at fair value, and the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gain/loss amounts distributable to shareholders for tax purposes. As of April 30, 2013, the investment fair value and unrealized appreciation of the Target Fund was $15,663,370 and $2,510,850, respectively.

Assuming the acquisition had been completed January 1, 2013, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended June 28, 2013, are as follows.

Great-West MFS International Value Fund

Net Investment Income	$7,671,278
Net Realized and Unrealized Gain on Investments and Forgien Currency	61,000,711

Net Increase in Net Assets Resulting from Operations	$68,671,989

Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since the close of business, April 30, 2013.

Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM and Massachusetts Financial Services Company (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against one of its benchmark indices and the performance of similar funds. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2012 and quarterly returns for the five-year period ended December 31, 2012. The Board also considered the composition of the Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Fund with the funds included in the peer group. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark indices.

The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2012, the Fund was in the second, first, fourth and third quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also noted that, although the Fund underperformed the MSCI EAFE® Value Index for the one, five-, and ten-year periods ended December 31, 2012, the Fund outperformed the MSCI EAFE® Value Index for the three-year period ended December 31, 2012. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the fee structure of the Fund and the level of the investment management fees and other expenses payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by GWCM based on the Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Administrative Services Fee in comparison to the average and median management fees less intermediary fees as estimated by GWCM of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was greater than the median and average contractual management fee of its peer group of funds. The Board noted, however, that the Fund’s Management Fee Less Administrative Services Fee was below the average and median management fee less estimated intermediary fees of its peer group. The Board further noted that the Fund’s total annual operating expense ratio was the same as the median of its peer group, lower than the average and median of its peer universe and in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.                CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                EXHIBITS.

(a)           (1) Not required in filing.

               (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

               (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013